Employee Incentive Schemes - Assumptions for Option Grants Issued (Detail) (AUD)	1 Months Ended
	Aug. 31, 2014	Dec. 31, 2013	Aug. 31, 2013	Mar. 31, 2013	Nov. 30, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price at Grant Date								0.90
Aug-14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	0.17
Share Price at Grant Date	0.17
Volatility	71.00%
Expected Life (years)	7 years
Risk Free Interest Rate	3.13%
Fair Value of Option	0.10
Dec-13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price
Share Price at Grant Date		0.49
Volatility		63.00%
Expected Life (years)		7 years
Risk Free Interest Rate		3.82%
Fair Value of Option		0.49
Dec-13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		0.49
Share Price at Grant Date		0.49
Volatility		63.00%
Expected Life (years)		7 years
Risk Free Interest Rate		3.82%
Fair Value of Option		0.28
Aug-13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price			0.71
Share Price at Grant Date			0.71
Volatility			64.00%
Expected Life (years)			7 years
Risk Free Interest Rate			3.54%
Fair Value of Option			0.41
Mar-13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price				0.79
Share Price at Grant Date				0.79
Volatility				65.00%
Expected Life (years)				7 years
Risk Free Interest Rate				3.37%
Fair Value of Option				0.45
Nov-12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price
Share Price at Grant Date					1.09
Volatility					66.00%
Expected Life (years)					7 years
Risk Free Interest Rate					2.82%
Fair Value of Option					1.09
Nov-12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price					1.09
Share Price at Grant Date					1.09
Volatility					66.00%
Expected Life (years)					7 years
Risk Free Interest Rate					2.82%
Fair Value of Option					0.63
Sep-12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price						0.73
Share Price at Grant Date						0.73
Volatility						67.00%
Expected Life (years)						7 years
Risk Free Interest Rate						3.00%
Fair Value of Option						0.42
Mar-12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price							0.75
Share Price at Grant Date							0.75
Volatility							67.00%
Expected Life (years)							7 years
Risk Free Interest Rate							3.78%
Fair Value of Option							0.44